Shareholders’ Deficit - Schedule of Financial Statements with Respect to the EIPs (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Statements with Respect to the EIPs [Line Items]
Total cost of share-based payment plans during the period			$ 65,409	$ 134,892
Amounts capitalized in deferred equity compensation during period
Amounts written off from deferred equity compensation during period				57,147
Amounts charged against income for amounts previously capitalized
Amounts charged against income, before income tax benefit			65,409	192,039
Amount of related income tax benefit recognized in income
Equity Incentives Plans [Member]
Schedule of Financial Statements with Respect to the EIPs [Line Items]
Total cost of share-based payment plans during the period	$ 53,016	$ 98,906			$ 153,186	$ 228,978
Amounts capitalized in deferred equity compensation during period
Amounts written off from deferred equity compensation during period					57,147	64,647
Amounts charged against income for amounts previously capitalized						10,353
Amounts charged against income, before income tax benefit	53,016	98,906			210,333	303,979
Amount of related income tax benefit recognized in income